ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	51.6%
1988 Asset Management Euro CLO 1 DAC Series 1A (Floating, 2.95% - Euribor 3M)(a)(b)(c) 0.00%, 04/15/40		$11,250,000	$12,854,250
1988 Asset Management Euro CLO 1 DAC Series 1A (Floating, 5.40% - Euribor 3M)(a)(b)(c) 0.00%, 04/15/40		5,000,000	5,713,000
A&D Mortgage Trust Series 2024-NQM5(a)(c) 7.71%, 11/25/69		6,308,000	6,324,747
ACHM Trust Series 2025-HE1(a) 6.80%, 03/25/55		7,420,993	7,580,871
ACHM Trust Series 2025-HE3(a)(c) 8.46%, 11/25/55		1,125,000	1,121,491
ACHM Trust Series 2025-HE3(a)(c) 7.48%, 11/25/55		1,406,000	1,394,081
ADMT Series 2024-NQM6(a)(c) 7.30%, 01/25/70		4,000,000	4,032,610
Ally Bank Auto Credit-Linked Notes Series 2024-A(a) 9.89%, 05/17/32		361,179	372,062
Ally Bank Auto Credit-Linked Notes Series 2024-B(a) 11.40%, 09/15/32		3,094,526	3,130,377
Ally Bank Auto Credit-Linked Notes Series 2024-B(a) 8.04%, 09/15/32		530,490	537,012
Ally Bank Auto Credit-Linked Notes Series 2025-A(a) 10.22%, 06/15/33		3,248,780	3,246,717
Ally Bank/Utah Series 2026-A(a) 7.29%, 03/15/34		3,245,232	3,243,920
Aqua Finance Issuer Trust Series 2025-A(a) 6.77%, 12/19/50		1,649,669	1,676,313
Aqua Finance Trust Series 2024-A(a) 6.53%, 04/18/50		4,000,000	4,047,260
Aurium CLO Series 15A (Floating, 8.00% - Euribor 3M)(a)(b)(c) 0.00%, 07/15/40		3,000,000	3,427,800
Avant Credit Card Master Trust Series 2024-1A(a) 13.15%, 04/15/30		17,000,000	17,563,125
Avant Credit Card Master Trust Series 2024-1A(a) 8.80%, 04/15/30		20,280,000	20,723,751
Avant Credit Card Master Trust Series 2024-2A(a) 8.98%, 05/15/29		7,000,000	7,044,910
Avant Credit Card Master Trust Series 2025-1A(a) 10.79%, 04/15/31		6,056,000	6,035,579
Avant Credit Card Master Trust Series 2025-1A(a) 7.67%, 04/15/31		15,619,000	15,550,098
Avant Loans Funding Trust Series 2023-REV1(a)(d) 12.75%, 07/15/34		11,420,000	11,418,994
Avant Loans Funding Trust Series 2023-REV1 (Step to 12.31% on 10/15/27)(a)(e) 12.12%, 09/15/32		4,200,000	4,246,485

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Avant Loans Funding Trust Series 2024-REV1(a) 9.00%, 10/15/33		$4,070,000	$4,038,696
Avant Loans Funding Trust Series 2024-REV1(a) 8.00%, 10/15/33		12,445,000	12,452,030
Avant Loans Funding Trust Series 2025-REV1(a) 12.81%, 05/15/34		4,988,000	5,153,988
Avant Loans Funding Trust Series 2026-REV1(a) 10.75%, 05/15/36		3,000,000	3,042,477
Bain Capital Credit CLO Ltd. Series 2026-2A (Floating, CME Term SOFR 3M + 3.25%)(a)(c) 6.91%, 04/26/39		3,000,000	3,026,432
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 (Floating, U.S. 30-Day Average SOFR + 3.60%)(a)(c) 7.23%, 12/26/31		403,082	407,696
BHG Securitization Trust Series 2025-1CON(a) 8.62%, 04/17/36		2,000,000	2,050,319
BHG Securitization Trust Series 2025-2CON(a) 7.76%, 09/17/36		3,000,000	2,976,706
BHG Securitization Trust Series 2025-2CON(a) 5.95%, 09/17/36		4,250,000	4,216,363
Builders Capital Loan Acquisition Trust Series 2024-NPL1(a)(f) 9.00%, 09/25/29		20,000,000	19,950,942
Carmax Select Receivables Trust Series 2025-B(a)(g) 0.00%, 09/15/32		9,899	7,258,508
Cascade Funding Mortgage Trust Series 2024-RM5(a)(c) 4.00%, 10/25/54		18,000,000	16,011,860
Cascade Funding Mortgage Trust Series 2025-HB16(a) 3.00%, 03/25/35		3,000,000	2,885,968
Cascade MH Asset Trust Series 2024-MH1(a)(c)(d) 8.22%, 11/25/56		8,936,000	7,813,960
Cascade MH Asset Trust Series 2024-MH1(a)(d)(h) 0.00%, 11/25/56		127,851,605	3,130,192
CFMT LLC Series 2024-HB15(a) 4.00%, 08/25/34		4,000,000	3,894,234
CFMT LLC Series 2024-NR1 (Step to 12.32% on 12/25/27)(a)(e) 9.32%, 11/25/29		10,000,000	10,049,068
Chase Auto Owner Trust Series 2024-1A(a)(g) 0.00%, 06/25/31		8,850	1,149,458
Chase Auto Owner Trust Series 2024-2A(a)(g) 0.00%, 08/25/31		6,875	1,345,878
Chase Auto Owner Trust Series 2026-1A(a)(b)(g) 0.00%, 09/26/33		27,120	4,044,473
Clsec Holdings 22t LLC Series 2021-1(a) 6.17%, 05/11/37		12,085,340	11,790,821
Cross Mortgage Trust Series 2023-H1(a)(c) 8.29%, 03/25/68		2,618,000	2,609,140
Cross Mortgage Trust Series 2026-NQM1(a)(c) 7.08%, 02/25/61		2,387,000	2,292,412

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Cross Mortgage Trust Series 2026-NQM5(a)(c) 6.80%, 03/25/71		$2,000,000	$1,907,972
Deutsche Bank AG CRAFT Series 2025-1A (Floating, U.S. SOFR + 7.00%)(a)(c)(d) 10.64%, 10/21/35		26,000,000	26,000,000
Deutsche Bank AG CRAFT Series 2025-2A (Floating, U.S. SOFR + 7.25%)(a)(c)(d) 10.89%, 01/21/35		8,000,000	8,060,000
EFMT Series 2024-RM3(a) 5.00%, 12/25/54		2,978,031	2,871,201
EFMT Series 2025-CES2(a)(c) 8.52%, 03/25/50		3,445,000	3,455,508
EFMT Series 2025-CES2(a) 7.53%, 03/25/50		6,477,000	6,535,538
EFMT Series 2025-RM1(a) 5.00%, 05/25/55		8,019,145	6,882,020
EFMT Series 2025-RM2(a) 4.75%, 08/25/55		2,674,952	2,451,904
EFMT Series 2025-RM2(a) 4.75%, 08/25/55		2,674,952	2,352,321
EFMT Series 2025-RM3(a)(c) 4.75%, 09/25/55		2,200,000	2,080,167
EFMT Series 2025-RM3(a) 4.75%, 09/25/55		4,700,000	4,184,334
Elmwood CLO 26 Ltd. Series 2024-1A (Floating, CME Term SOFR 3M + 4.25%)(a)(c) 7.94%, 04/18/39		2,000,000	2,004,197
FAT Brands Fazoli's Native I LLC Series 2021-1(a)(d) 7.00%, 07/25/51		15,340,324	12,055,459
FAT Brands GFG Royalty I LLC Series 2021-1A(a)(d)(f) 7.00%, 07/25/51		15,072,000	13,866,240
FIGRE Trust Series 2024-HE3(a) 7.55%, 07/25/54		2,000,000	2,047,785
FIGRE Trust Series 2024-HE5(a) 7.01%, 10/25/54		4,109,000	4,150,038
FIGRE Trust Series 2025-HE2(a)(c)(i) 8.73%, 05/25/32		5,000,000	5,201,235
FIGRE Trust Series 2025-HE3(a)(c) 9.08%, 05/25/55		1,600,000	1,699,529
FIGRE Trust Series 2025-HE3(a)(c) 8.10%, 05/25/55		1,750,000	1,848,660
FIGRE Trust Series 2025-HE3(a) 6.77%, 05/25/55		1,750,000	1,785,216
Foundation Finance Trust Series 2023-2A(a) 9.10%, 06/15/49		2,201,578	2,322,076
Foundation Finance Trust Series 2025-1A(a) 8.37%, 04/15/50		4,236,175	4,251,198
Goldman Home Improvement Issuer Trust Series 2022-GRN1(a)(d)(g) 0.00%, 06/25/52		50,000	1,418,410

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
GoodLeap Home Improvement Solutions Trust Series 2024-1A(a) 8.94%, 10/20/46		$749,439	$770,686
GreenSky Home Improvement Issuer Trust Series 2025-1A(a) 8.65%, 03/25/60		1,767,232	1,811,737
GS Mortgage-Backed Securities Trust Series 2026-AH1 (Floating, U.S. 30-Day Average SOFR + 4.50%)(a)(c) 8.13%, 07/25/56		6,023,000	6,114,241
GS Mortgage-Backed Securities Trust Series 2026-AH1 (Floating, U.S. 30-Day Average SOFR + 3.40%)(a)(c) 7.03%, 07/25/56		5,500,000	5,539,658
GS Mortgage-Backed Securities Trust Series 2026-AH1 (Floating, U.S. 30-Day Average SOFR + 2.30%)(a)(c) 5.93%, 07/25/56		4,744,000	4,775,293
Harvest CLO Series 36A (Floating, Euribor 3M + 8.24%)(a)(c) 10.44%, 07/15/38		1,500,000	1,697,457
Harvest SBA Loan Trust Series 2024-1 (Floating, U.S. 30-Day Average SOFR + 3.75%)(a)(c) 7.45%, 12/25/51		2,823,739	2,867,460
HOMES Trust Series 2026-NQM1(a)(c) 7.16%, 09/25/70		4,673,000	4,531,035
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		1,580,413	1,575,545
HTAP Issuer Trust Series 2024-2(a) 6.50%, 04/25/42		10,046,524	9,997,526
Huntington Bank Auto Credit-Linked Notes Series 2024-1 (Floating, U.S. 30-Day Average SOFR + 5.25%)(a)(c) 8.86%, 05/20/32		639,074	648,781
Huntington Bank Auto Credit-Linked Notes Series 2025-1 (Floating, U.S. 30-Day Average SOFR + 3.50%)(a)(c) 7.11%, 03/21/33		2,734,553	2,705,169
ICG U.S. CLO Ltd. Series 2020-1A (Floating, CME Term SOFR 3M + 3.86%, 3.60% Floor)(a)(c) 7.54%, 01/20/35		3,000,000	2,965,842
JP Morgan Mortgage Trust Series 2026-ACES1(a) 7.45%, 04/25/66		8,382,940	8,211,321
JP Morgan Mortgage Trust Series 2026-ACES1(a)(c) 5.61%, 04/25/66		5,000,000	4,927,537
Legato Euro CLO II DAC Series 2A (Floating, Euribor 3M + 3.15%)(a)(c) 5.19%, 07/15/40		8,500,000	9,712,226
Lendingpoint Asset Securitization Trust Series 2022-C(a)(b)(d) 13.09%, 02/15/30		6,400,000	—
Lendmark Funding Trust Series 2021-2A(a) 3.09%, 04/20/32		3,160,000	2,984,904
LOFT Series 2024-1A (Floating, U.S. SOFR + 10.50%, 10.50% Floor)(a)(c)(d) 14.15%, 05/21/34		2,162,593	2,054,464

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
LOFT Series 2024-1A (Floating, U.S. SOFR + 3.75%, 3.75% Floor)(a)(c)(d) 7.40%, 05/21/34		$1,840,000	$1,812,400
Mariner Finance Issuance Trust Series 2021-BA(a) 3.42%, 11/20/36		1,980,000	1,880,749
Momnt Technologies Trust Series 2023-1A(a)(b)(d) 11.24%, 03/20/45		9,180,000	8,418,392
Momnt Technologies Trust Series 2023-1A(a)(b) 8.29%, 03/20/45		3,000,000	3,103,784
MOO Securitization Trust Series 2026-RM1(a) 4.50%, 03/25/66		1,000,000	918,282
MOO Securitization Trust Series 2026-RM1(a) 4.50%, 03/25/66		2,650,000	2,316,804
MOO Securitization Trust Series 2026-RM2(a) 4.75%, 06/25/66		1,000,000	929,003
MOO Securitization Trust Series 2026-RM2(a)(c) 4.75%, 06/25/66		2,000,000	1,769,089
MPOWER Education Trust Series 2024-A(a) 11.25%, 07/22/41		5,965,000	6,128,879
MPOWER Education Trust Series 2024-A(a) 8.35%, 07/22/41		3,281,491	3,341,638
MPOWER Education Trust Series 2025-A(a) 8.47%, 07/21/42		8,000,000	8,162,941
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1(a) 3.47%, 11/25/26		2,877,358	2,851,943
Octane Receivables Trust Series 2024-RVM1(a) 8.42%, 01/22/46		2,000,000	2,129,089
OnDeck Asset Securitization Trust IV LLC Series 2023-1A(a) 9.93%, 08/19/30		6,000,000	6,029,058
OnDeck Asset Securitization Trust IV LLC Series 2024-1A(a) 8.99%, 06/17/31		3,000,000	3,058,440
OnDeck Asset Securitization Trust IV LLC Series 2024-2A(a) 9.49%, 10/17/31		3,000,000	3,067,815
OnDeck Asset Securitization Trust IV LLC Series 2024-2A(a) 7.03%, 10/17/31		2,250,000	2,261,990
Onity Loan Investment Trust Series 2024-HB2(a) 5.00%, 08/25/37		2,000,000	1,946,660
Oportun Funding Trust Series 2024-3(a) 9.60%, 08/15/29		4,000,000	4,047,616
Oportun Issuance Trust Series 2021-C(a) 3.61%, 10/08/31		494,178	488,480
Oportun Issuance Trust Series 2025-B(a) 9.40%, 05/09/33		3,000,000	3,017,431
Oportun Issuance Trust Series 2025-C(a) 9.20%, 07/08/33		12,500,000	12,494,950
Oportun Issuance Trust Series 2025-C(a) 5.91%, 07/08/33		13,000,000	12,878,863
Pagaya AI Debt Grantor Trust Series 2025-1(a) 10.08%, 07/15/32		753,905	766,518

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Pagaya AI Debt Grantor Trust Series 2025-5(a) 5.87%, 03/15/33		$2,499,903	$2,494,851
Pagaya AI Debt Grantor Trust Series 2026-3(a) 10.16%, 12/15/33		9,650,000	9,684,010
PenFed Auto Receivables Owner Trust Series 2024-A(a)(g) 0.00%, 09/15/32		37,500	3,904,959
PenFed Auto Receivables Owner Trust Series 2025-A(a)(g) 0.00%, 10/17/33		40,000	5,130,151
Penta CLO 19 DAC Series 2025-19A (Floating, Euribor 3M + 8.57%)(a)(c) 10.77%, 07/15/38		1,300,000	1,502,630
Point Securitization Trust Series 2025-1(a) 6.25%, 06/25/55		922,070	923,949
PRET Trust Series 2025-RPL1 (Step to 4.47% on 2/25/29)(a)(e) 4.00%, 07/25/69		2,000,000	1,922,296
PRET Trust Series 2025-RPL1 (Step to 4.47% on 2/25/29)(a)(e) 4.00%, 07/25/69		8,000,000	7,628,999
PRET Trust Series 2025-RPL1 (Step to 4.47% on 2/25/29)(a)(e) 4.00%, 07/25/69		3,000,000	2,780,680
PRET Trust Series 2025-RPL2 (Step to 4.24% on 4/25/29)(a)(e) 4.00%, 08/25/64		7,000,000	6,475,283
PRET Trust Series 2025-RPL4 (Step to 4.48% on 10/25/29)(a)(e) 4.00%, 03/25/65		3,000,000	2,852,736
PRET Trust Series 2025-RPL5 (Step to 4.48% on 11/25/29)(a)(e) 4.15%, 01/25/70		1,000,000	922,297
PRET Trust Series 2025-RPL5 (Step to 4.48% on 11/25/29)(a)(e) 4.15%, 01/25/70		3,000,000	2,705,342
PRKCM Trust Series 2025-AFC1(a)(c) 6.81%, 10/25/60		4,206,000	4,088,848
PRKCM Trust Series 2026-AFC3(a)(c) 6.32%, 05/01/61		1,150,000	1,077,575
PRKCM Trust Series 2026-AFC3(a)(c) 6.13%, 05/01/61		1,000,000	995,491
Project Silver Series 2019-1(a) 3.97%, 07/15/44		1,745,861	1,699,142
Providus CLO XII DAC Series 12A (Floating, Euribor 3M + 8.57%)(a)(c) 10.81%, 08/18/38		1,000,000	1,140,967
PRPM LLC Series 2024-7 (Step to 11.84% on 12/25/27)(a)(e) 8.84%, 11/25/29		5,000,000	5,005,748

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
PRPM LLC Series 2025-RCF2 (Step to 5.00% on 5/25/29)(a)(e) 4.00%, 10/25/64		$5,000,000	$4,755,622
RRE 18 Loan Management DAC Series 18A (Floating, Euribor 3M + 4.60%)(a)(c) 6.80%, 04/15/38		3,750,000	4,279,033
SAIF Securitization Trust Series 2025-CES1(a) 7.23%, 06/25/65		3,990,500	4,022,698
SAIF Securitization Trust Series 2026-CES1(a)(c) 8.27%, 02/25/56		1,958,000	1,949,726
SAIF Securitization Trust Series 2026-CES1(a) 7.38%, 02/25/56		1,688,000	1,680,823
SAIF Securitization Trust Series 2026-CES1 (Step to 6.94% on 4/25/30)(a)(e) 5.94%, 02/25/56		3,344,000	3,329,531
Saluda Grade Alternative Mortgage Trust Series 2025-FIG6(a)(c) 8.90%, 01/25/56		8,000,000	7,982,842
Saluda Grade Alternative Mortgage Trust Series 2025-LOC4 (Floating, U.S. 30-Day Average SOFR + 5.00%)(a)(c) 8.63%, 06/25/55		1,000,000	1,007,657
Saluda Grade Alternative Mortgage Trust Series 2025-LOC4 (Floating, U.S. 30-Day Average SOFR + 4.00%)(a)(c) 7.63%, 06/25/55		4,000,000	4,030,958
Saluda Grade Alternative Mortgage Trust Series 2025-LOC4 (Floating, U.S. 30-Day Average SOFR + 2.95%)(a)(c) 6.58%, 06/25/55		1,500,000	1,506,500
Saluda Grade Alternative Mortgage Trust Series 2025-LOC5 (Floating, CME Term SOFR 1M + 3.75%)(a)(c) 7.40%, 10/25/55		7,000,000	7,079,206
Saluda Grade Alternative Mortgage Trust Series 2025-NPL2(a)(f) 7.77%, 05/25/30		4,533,154	4,550,244
Saluda Grade Alternative Mortgage Trust Series 2026-LOC6 (Floating, CME Term SOFR 1M + 4.90%)(a)(c) 8.55%, 06/25/56		1,000,000	1,003,338
Saluda Grade Alternative Mortgage Trust Series 2026-LOC6 (Floating, CME Term SOFR 1M + 3.90%)(a)(c) 7.55%, 06/25/56		2,000,000	2,006,976
Saluda Grade Alternative Mortgage Trust Series 2026-NPL1(a)(f) 7.04%, 04/25/31		11,556,753	11,505,653
Santander Bank Auto Credit-Linked Notes Series 2023-B(a) 12.24%, 12/15/33		3,440,787	3,587,324
Santander Bank Auto Credit-Linked Notes Series 2025-A(a) 7.34%, 01/16/34		9,000,000	8,952,418
Santander Bank Auto Credit-Linked Notes Series 2026-A(a) 8.16%, 07/17/34		5,000,000	4,990,594
Santander Mortgage Asset Receivable Trust Series 2025-NQM2(a)(c) 7.15%, 02/25/65		3,214,800	3,146,301
SBNA Auto Receivables Trust Series 2025-SF1(a) 8.71%, 06/15/33		3,500,000	3,467,791

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Seabury Park CLO DAC Series 1A (Floating, 3.00% - Euribor 3M)(a)(b)(c) 0.00%, 07/20/40		$1,300,000	$1,485,380
Seabury Park CLO DAC Series 1A (Floating, 5.10% - Euribor 3M)(a)(b)(c) 0.00%, 07/20/40		5,000,000	5,713,000
SEB Funding LLC Series 2024-1A(a) 7.39%, 04/30/54		7,481,250	7,579,349
Service Experts Issuer LLC Series 2024-1A(a) 8.08%, 11/20/35		4,000,000	4,155,988
Service Experts Issuer LLC Series 2025-1A(a) 7.62%, 01/20/37		5,000,000	5,060,104
Silver Point Euro CLO 1 DAC Series 1A (Floating, Euribor 3M + 5.65%)(a)(c) 7.75%, 01/15/39		10,500,000	12,073,423
Silver Point Euro CLO 1 DAC Series 1A (Floating, Euribor 3M + 3.00%)(a)(c) 5.10%, 01/15/39		9,500,000	10,985,297
Silver Point Euro CLO 2 DAC Series 2A (Floating, 5.50% - Euribor 3M)(a)(b)(c) 0.00%, 01/15/39		4,200,000	4,798,920
Skyline Shannon Aircraft Finance Designated Activity Co.(d) 6.17%, 08/17/33		3,370,998	3,286,723
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, CME Term SOFR 3M + 3.61%, 3.35% Floor)(a)(c) 7.28%, 07/25/34		4,000,000	3,850,824
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, CME Term SOFR 3M + 3.51%, 3.25% Floor)(a)(c) 7.18%, 10/25/34		2,750,000	2,644,717
Towd Point Mortgage Trust Series 2024-CES1(a) 6.86%, 01/25/64		1,000,000	1,001,057
Trinitas Euro CLO IX DAC Series 9A (Floating, Euribor 3M + 8.32%)(a)(c) 10.60%, 05/15/39		1,500,000	1,724,265
Twin Hospitality I LLC Series 2024-1A(a)(d) 9.00%, 10/26/54		7,396,875	7,396,875
Twin Hospitality I LLC Series 2024-1A(a) 9.00%, 10/26/54		21,697,500	21,372,038
U.S. Auto Funding Trust Series 2022-1A(a)(b)(d) 11.79%, 06/15/29		5,000,000	—
U.S. Bank N.A. Series 2023-1(a) 13.60%, 08/25/32		423,195	427,647
U.S. Bank N.A. Series 2025-SUP1 (Floating, U.S. 30-Day Average SOFR + 7.50%)(a)(c) 11.13%, 02/25/32		5,601,190	5,704,105
U.S. Bank N.A. Series 2025-SUP1 (Floating, U.S. 30-Day Average SOFR + 2.70%)(a)(c) 6.33%, 02/25/32		1,792,381	1,804,279
U.S. Bank N.A. Series 2026-RVM1(a) 10.19%, 12/25/46		3,624,942	3,590,480

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. Bank N.A. Series 2026-RVM1(a) 7.88%, 12/25/46		$13,217,444	$13,116,710
U.S. Bank N.A. Series 2026-SUP1 (Floating, 6.50% - U.S. 30-Day Average SOFR)(a)(c) 1.01%, 06/27/33		13,000,000	12,999,468
Unlock HEA Trust Series 2024-2(a) 6.00%, 10/25/39		6,485,000	5,075,000
Unlock HEA Trust Series 2025-1(a) 6.75%, 07/25/41		15,951,866	15,954,857
Unlock HEA Trust Series 2025-2(a) 7.25%, 11/25/41		5,250,000	5,121,190
Unlock HEA Trust Series 2025-2(a) 6.00%, 11/25/41		15,389,771	15,227,121
Unlock HEA Trust Series 2025-2(a) 6.00%, 11/25/41		7,000,000	5,440,857
UPG HI Issuer Trust Series 2025-2(a) 8.80%, 09/25/47		10,993,000	11,081,870
Upgrade Auto Receivables Trust Series 2025-1A(a)(b)(d)(g) 0.00%, 11/15/33		36,100	2,646,848
Upgrade Master Pass-Thru Trust Series 2026-ST1(a)(j) 0.00%, 03/15/34		11,000,000	8,849,412
Upstart Securitization Trust Series 2022-3(a)(d)(g) 0.00%, 06/20/32		5,575	209,361
US Bank C&I Credit-Linked Notes Series 2025-SUP2 (Floating, U.S. 30-Day Average SOFR + 6.50%)(a)(c) 10.13%, 08/31/32		7,033,755	7,096,629
US Bank C&I Credit-Linked Notes Series 2025-SUP2 (Floating, U.S. 30-Day Average SOFR + 3.70%)(a)(c) 7.33%, 08/31/32		4,803,540	4,849,385
US Bank C&I Credit-Linked Notes Series 2025-SUP2 (Floating, U.S. 30-Day Average SOFR + 2.20%)(a)(c) 5.83%, 08/31/32		5,489,760	5,504,718
USB Auto Owner Trust Series 2025-1A(a)(g) 0.00%, 12/15/32		22,500	4,759,633
Vista Point Securitization Trust Series 2024-CES1(a)(c) 10.35%, 05/25/54		2,000,000	2,028,707
Vista Point Securitization Trust Series 2024-CES2(a) 7.50%, 10/25/54		1,483,000	1,490,830
Vista Point Securitization Trust Series 2024-CES3(a)(c) 9.49%, 01/25/55		3,077,000	3,127,869
Vista Point Securitization Trust Series 2025-CES1(a)(c) 8.96%, 04/25/55		2,696,000	2,691,526
Vista Point Securitization Trust Series 2025-CES1(a) 7.62%, 04/25/55		3,179,000	3,169,490
Vista Point Securitization Trust Series 2025-CES1 (Step to 7.53% on 4/25/29)(a)(e) 6.53%, 04/25/55		2,000,000	2,010,695
Vista Point Securitization Trust Series 2025-CES2(a) 8.15%, 08/25/55		3,125,000	3,127,565

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Vista Point Securitization Trust Series 2025-CES2 (Step to 7.37% on 8/25/29)(a)(e) 6.37%, 08/25/55		$2,000,000	$2,012,290
Vista Point Securitization Trust Series 2025-CES3(a) 7.88%, 11/25/55		5,155,000	5,139,504
Vista Point Securitization Trust Series 2025-CES3 (Step to 6.95% on 11/25/29)(a)(e) 5.95%, 11/25/55		4,000,000	3,997,205
Vista Point Securitization Trust Series 2026-CES1 (Step to 6.88% on 3/25/30)(a)(e) 5.88%, 02/25/56		3,000,000	2,947,564
Wilton Park CLO DAC Series 1A (Floating, Euribor 3M + 5.70%)(a)(c) 7.90%, 07/15/38		3,000,000	3,452,153
TOTAL ASSET-BACKED SECURITIES (Cost $987,320,711)			965,573,895
BANK DEBTS(c)	11.8%
American Greetings Corp. (1M USD CME Term SOFR + 5.75%) 9.39%, 10/30/29		4,903,226	4,887,487
Anchor Glass Container Corp. (1M USD CME Term SOFR + 5.25%) 8.89%, 10/08/30		5,955,000	5,571,677
Azalea TopCo., Inc.(k) 04/30/31		10,373,869	10,373,869
Brock Holdings III LLC (3M USD CME Term SOFR + 6.00%, 0.50% Floor) 9.73%, 05/02/30		6,041,042	5,436,938
Brock Holdings III LLC (3M USD CME Term SOFR + 6.00%, 0.50% Floor)(d) 9.73%, 05/02/30		3,571,000	3,559,859
CB Poly U.S. Holdings, Inc. (3M USD CME Term SOFR + 5.50%, 0.75% Floor) 9.23%, 05/18/29		5,262,662	4,958,427
Clover Holdings 2 LLC (3M USD FIXED + 7.75%) 7.75%, 12/09/31		21,067,799	19,961,739
CMG Media Corp. (3M USD CME Term SOFR + 3.50%) 7.33%, 06/18/29		17,366,286	15,648,934
Cobham Ultra SeniorCo S.a r.l. (6M USD CME Term SOFR + 3.75%, 0.50% Floor) 7.79%, 08/03/29		15,349,905	15,391,503
Confluence Technology (3M USD CME Term SOFR + 5.00%, 0.50% Floor) 8.65%, 07/30/28		3,584,533	3,548,687
Connect Finco S.a.r.l. (1M USD CME Term SOFR + 4.50%, 0.50% Floor) 8.14%, 09/27/29		5,472,010	5,480,382

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CSC Holdings LLC (3M USD PRIME + 1.50%, 1.00% Floor) 8.25%, 04/15/27		$1,005,000	$703,500
CSC Holdings LLC(k) 04/15/27		22,200,858	15,540,601
Electro Rent LLC (3M USD CME Term SOFR + 8.50%)(d) 12.28%, 12/15/28		4,566,357	4,429,366
FAT Brands, Inc. (1M USD FIXED + 12.00%) 12.00%, 05/08/26		2,535,532	2,636,954
FAT Brands, Inc. (1M USD FIXED + 12.00%) 12.00%, 05/08/26		3,140,935	3,266,572
Form Technologies LLC (3M USD CME Term SOFR + 5.75%, 0.50% Floor) 9.42%, 07/19/30		5,051,970	4,834,129
Gateway Casinos & Entertainment Ltd. (3M USD CME Term SOFR + 6.25%) 9.92%, 12/18/30		4,959,824	4,922,626
Global Tel Link Corp. (1M USD CME Term SOFR + 7.50%, 3.00% Floor) 11.14%, 08/06/29		17,844,697	18,023,144
Houghton Mifflin Harcourt Co. (3M USD CME Term SOFR + 8.00%, 1.00% Floor) 11.76%, 04/07/28		5,920,913	5,319,940
Imprivata, Inc. (3M USD CME Term SOFR + 3.00%, 0.50% Floor) 6.73%, 12/01/27		9,974,811	9,962,442
Northeast Grocery, Inc. (3M USD CME Term SOFR + 7.50%, 1.00% Floor) 11.14%, 12/13/28		8,980,468	9,021,599
Optiv Parent, Inc. (3M USD CME Term SOFR + 5.25%, 1.00% Floor) 8.92%, 08/15/28		5,593,019	3,752,916
Pluto Acquisition I, Inc. (3M USD CME Term SOFR + 5.50%, 1.00% Floor) 9.23%, 06/20/28		11,625,779	11,771,102
Pluto Acquisition I, Inc. (3M USD CME Term SOFR + 4.00%) 7.65%, 09/20/28		16,994,603	15,850,186
PREIT Associates, L.P. (1M USD CME Term SOFR + 7.00%) 10.62%, 04/01/29		873,703	885,349
PREIT Associates, L.P. (1M USD CME Term SOFR + 5.50%) 9.12%, 12/31/28		66,667	65,167
PREIT Associates, L.P.(l) 12/31/28		545,970	533,686

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
PREIT Associates, L.P. (1M USD CME Term SOFR + 5.50%) 9.13%, 12/31/28		$453,333	$443,133
PREIT Associates, L.P. (1M USD CME Term SOFR + 5.50%) 9.14%, 12/31/28		934,030	913,014
Pretium PKG Holdings, Inc. (1M USD CME Term SOFR + 5.25%) 8.87%, 03/02/31		5,000,000	4,937,500
Sensience, Inc. (1M USD CME Term SOFR + 5.50%, 0.50% Floor) 9.14%, 11/29/30		6,018,650	6,078,836
Sophos Holdings S.a r.l (1M USD CME Term SOFR + 3.50%) 7.26%, 03/05/27		3,315,708	3,069,119
TOTAL BANK DEBTS (Cost $231,526,775)			221,780,383
CORPORATE BONDS	14.9%
Ahead DB Holdings LLC(a) 6.63%, 05/01/28		12,795,000	12,788,027
AMC Global Media, Inc.(a) 10.50%, 07/15/32		7,705,000	7,920,024
Anywhere Real Estate Group LLC(a) 5.25%, 04/15/30		1,625,000	1,568,243
Ardagh Metal Packaging Finance U.S.A. LLC(a) 4.00%, 09/01/29		2,000,000	1,901,136
Beacon Point DC LLC(a) 6.13%, 11/30/42		10,000,000	10,085,884
Blackstone Private Credit Fund 3.25%, 03/15/27		15,000,000	14,813,109
Brand Industrial Services, Inc.(a) 10.38%, 08/01/30		11,875,000	9,676,924
Champ Acquisition Corp.(a) 8.38%, 12/01/31		5,000,000	5,231,935
DISH DBS Corp.(m) 7.75%, 07/01/26		68,500,000	68,500,000
DISH DBS Corp.(m) 7.38%, 07/01/28		10,000,000	9,601,068
FBG Bid Co. LLC(a) 8.50%, 06/20/56		740,536	740,536
Fossil Group, Inc.(a) 9.50%, 01/01/29		12,000,000	11,280,000
Freedom Funding Center LLC(a)(n) 12.00%, 10/01/32		2,460,000	2,521,343
HAH Group Holding Co. LLC(a) 9.75%, 10/01/31		16,766,000	15,010,348
Hewlett Packard Enterprise Co. 4.85%, 10/15/31		5,000,000	4,979,281
HOA Royalty Co. LLC(a)(d) 4.72%, 11/22/55		14,571,133	10,206,787

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Hyundai Capital America(a) 4.88%, 11/01/27		$10,000,000	$10,025,377
ION Platform Finance U.S., Inc.(a) 9.50%, 05/30/29		4,500,000	4,106,687
Martin Midstream Partners L.P.(a) 11.50%, 02/15/28		17,168,000	17,297,309
MPT Operating Partnership L.P. 0.99%, 10/15/26		10,000,000	11,269,111
Multi-Color Corp.(a)(n) 8.50%, 05/11/33		1,646,916	1,444,595
Shutterfly Finance LLC(a)(n) 8.50%, 10/01/27		2,000,000	2,000,000
Sirius XM Radio LLC(a) 3.13%, 09/01/26		5,612,000	5,592,708
TWNPKS Bid Co. LLC(a) 8.50%, 06/20/56		1,437,471	1,437,471
VICI Properties L.P.(a) 4.25%, 12/01/26		5,000,000	4,990,373
Sealed Air Corp.(a) 6.88%, 07/15/33		19,000,000	18,899,079
Staples, Inc.(a) 10.75%, 09/01/29		3,000,000	2,861,844
Crowdstrike Holdings, Inc. 3.00%, 02/15/29		10,000,000	9,538,236
Viasat, Inc.(a) 5.63%, 04/15/27		2,300,000	2,297,735
TOTAL CORPORATE BONDS (Cost $283,085,315)			278,585,170
FOREIGN ISSUER BONDS	5.1%
Avianca Midco 2 PLC(a) 9.00%, 12/01/28		3,442,299	3,517,169
Avianca Midco 2 PLC(a) 9.63%, 02/14/30		15,000,000	14,862,052
Avianca Midco 2 PLC 9.00%, 12/01/28		12,577,587	12,851,150
Latam Airlines Group S.A.(a) 7.88%, 04/15/30		2,839,000	2,953,980
Latam Airlines Group S.A.(a) 7.63%, 01/07/31		5,000,000	5,179,500
Nokia Oyj 6.63%, 05/15/39		13,000,000	13,817,349
Pembroke Olive Downs Pty Ltd. 11.50%, 02/18/30		10,000,000	8,650,000
Seagate Data Storage Technology Pte Ltd.(a) 9.63%, 12/01/32		8,407,403	9,270,280
Seagate Data Storage Technology Pte Ltd.(a) 8.25%, 12/15/29		3,490,000	3,649,339

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Stonegate Pub Co. Financing 2019 PLC(a) 10.75%, 07/31/29		$13,958,000	$18,948,102
Stonegate Pub Co. Financing 2019 PLC 10.75%, 07/31/29		1,665,000	2,260,251
TOTAL FOREIGN ISSUER BONDS (Cost $95,613,437)			95,959,172
MORTGAGE-BACKED SECURITIES	11.6%
PRIVATE	5.3%
Home Equity	2.6%
Angel Oak Mortgage Trust Series 2022-3(a)(c) 4.13%, 01/10/67		4,815,113	4,489,907
Barclays Mortgage Loan Trust Series 2022-INV1(a)(c) 4.51%, 02/25/62		4,021,920	3,409,442
Barclays Mortgage Loan Trust Series 2022-INV1(a)(c) 4.51%, 02/25/62		4,450,880	3,468,631
CWHEQ Home Equity Loan Trust Series 2006-S2(d) 5.60%, 07/25/27		202,909	191,751
CWHEQ Home Equity Loan Trust Series 2006-S5(o) 5.75%, 06/25/35		1	1,395,550
FIGRE Trust Series 2024-HE1(a)(c) 10.03%, 03/25/54		1,000,000	1,058,530
GS Mortgage-Backed Securities Trust Series 2025-HE1 (Floating, U.S. 30-Day Average SOFR + 2.45%)(a)(c) 6.08%, 10/25/55		2,000,000	2,012,796
GS Mortgage-Backed Securities Trust Series 2025-HE1 (Floating, U.S. 30-Day Average SOFR + 3.30%)(a)(c) 6.93%, 10/25/55		2,500,000	2,533,009
GS Mortgage-Backed Securities Trust Series 2025-HE2 (Floating, U.S. 30-Day Average SOFR + 3.10%)(a)(c) 6.73%, 12/25/65		5,500,000	5,701,105
GS Mortgage-Backed Securities Trust Series 2025-HE2 (Floating, U.S. 30-Day Average SOFR + 4.10%)(a)(c) 7.73%, 12/25/65		3,500,000	3,598,380
Home Equity Mortgage Trust Series 2006-3 (Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor)(c) 4.22%, 09/25/36		2,708,000	332
Home Equity Mortgage Trust Series 2006-3 (Step to 5.83% on 7/25/26)(e) 6.09%, 09/25/36		2,581,911	124,515
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.61%, 0.61% Floor)(b)(c)(d) 3.99%, 11/25/36		4,391,000	128
Home Equity Mortgage Trust Series 2006-4 (Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor)(c) 4.26%, 11/25/36		1,354,000	955
Home Equity Mortgage Trust Series 2006-4(f) 6.23%, 11/25/36		1,595,328	92,572
Home Equity Mortgage Trust Series 2006-5 (Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor)(c)(d) 4.16%, 01/25/37		250,900	12,545

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Imperial Fund Mortgage Trust Series 2022-NQM4 (Step to 4.93% on 8/25/27)(a)(e) 5.04%, 06/25/67		$4,000,000	$3,099,302
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.22% on 8/25/26)(a)(e) 6.25%, 08/25/67		3,000,000	2,988,158
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, CME Term SOFR 1M + 0.55%, 0.44% Floor)(c)(d) 4.20%, 12/16/35		941,259	753,007
PRPM Trust Series 2022-INV1(a)(c)(d) 4.16%, 04/25/67		2,600,000	2,379,451
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.79% - CME Term SOFR 1M, 5.90% Cap)(b)(c)(h) 1.47%, 07/25/36		11,997,679	751,513
Saluda Grade Alternative Mortgage Trust Series 2023-SEQ3(a)(c) 10.25%, 06/01/53		10,502,250	10,640,324
Total Home Equity (Cost $49,982,955)			48,701,903
Commercial Mortgage-Backed Securities	2.7%
FREMF Mortgage Trust Series 2019-KF59 (Floating, U.S. 30-Day Average SOFR + 6.11%, 6.00% Floor)(a)(c) 9.71%, 02/25/29		19,291,011	18,847,021
Velocity Commercial Capital Loan Trust Series 2025-1(a) 10.15%, 02/25/55		8,489,131	8,535,094
Velocity Commercial Capital Loan Trust Series 2025-3(a)(c) 7.38%, 06/25/55		2,146,759	2,155,056
Velocity Commercial Capital Loan Trust Series 2025-4(a)(c) 6.31%, 09/25/55		8,967,329	8,777,573
Velocity Commercial Capital Loan Trust Series 2025-4(a) 9.35%, 09/25/55		12,952,809	12,647,900
Total Commercial Mortgage-Backed Securities (Cost $51,962,457)			50,962,644
U.S. GOVERNMENT AGENCIES	6.3%
Fannie Mae REMICS Series 2013-67 (Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap)(b)(c)(h) 1.68%, 07/25/43		5,965,358	559,771
Fannie Mae REMICS Series 2019-41 (Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap)(b)(c)(h) 1.68%, 08/25/49		35,999,763	3,263,127
Fannie Mae REMICS Series 2020-27 (Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap)(b)(c)(h) 1.53%, 05/25/50		13,153,576	1,195,283
Fannie Mae REMICS Series 2022-19 (Floating, 5.60% - U.S. 30-Day Average SOFR, 5.60% Cap)(b)(c)(h) 1.29%, 04/25/52		25,712,654	2,070,691
Fannie Mae REMICS Series 2024-9 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(c)(h) 1.58%, 03/25/50		42,172,627	4,134,781

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Freddie Mac Multifamily Structured Credit Risk Series 2021-MN3 (Floating, U.S. 30-Day Average SOFR + 6.85%)(a)(c) 10.48%, 11/25/51		$5,000,000	$5,288,983
Freddie Mac Multifamily Structured Credit Risk Series 2024-MN9 (Floating, U.S. 30-Day Average SOFR + 6.00%)(a)(c) 9.63%, 10/25/44		3,000,000	3,143,388
Freddie Mac Multifamily Structured Credit Risk Series 2025-MN11 (Floating, U.S. 30-Day Average SOFR + 4.40%)(a)(c) 8.03%, 07/25/45		12,000,000	12,116,462
Freddie Mac Multifamily Structured Credit Risk Series 2025-MN12 (Floating, U.S. 30-Day Average SOFR + 4.50%)(a)(c) 8.13%, 11/25/45		8,000,000	8,092,346
Freddie Mac Multifamily Structured Credit Risk Series 2026-MN13 (Floating, U.S. 30-Day Average SOFR + 4.50%)(a)(c) 8.13%, 03/25/46		5,000,000	5,037,892
Freddie Mac Multifamily Structured Credit Risk Series 2026-MN14 (Floating, U.S. 30-Day Average SOFR + 4.30%)(a)(c) 7.89%, 06/25/46		4,000,000	4,006,388
Freddie Mac REMICS Series 4833 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(c)(h) 1.55%, 10/15/44		13,797,644	1,255,592
Freddie Mac REMICS Series 5240 (Floating, 5.89% - U.S. 30-Day Average SOFR)(b)(c)(h) 1.58%, 03/25/50		13,644,072	1,291,926
Freddie Mac REMICS Series 5370 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(c)(h) 1.55%, 05/15/48		41,150,633	3,924,190
Freddie Mac REMICS Series 5386 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(c)(h) 1.55%, 03/15/48		44,873,496	4,438,554
Freddie Mac REMICS Series 5564 (Floating, 5.80% - U.S. 30-Day Average SOFR)(b)(c)(h) 2.17%, 08/25/55		58,744,034	3,930,158
Government National Mortgage Association Series 2013-9 (Floating, 6.64% - CME Term SOFR 1M, 6.75% Cap)(b)(c)(h) 2.28%, 01/20/43		13,682,893	1,578,732
Government National Mortgage Association Series 2016-116 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(c)(h) 1.63%, 09/20/46		8,792,355	925,037
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(c)(h) 1.58%, 09/20/49		37,331,707	3,927,815
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(c)(h) 1.58%, 09/20/49		8,166,650	833,728
Government National Mortgage Association Series 2019-115 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(c)(h) 1.63%, 09/20/49		15,574,289	1,709,118
Government National Mortgage Association Series 2020-47 (Floating, 5.89% - CME Term SOFR 1M, 6.00% Cap)(b)(c)(h) 1.53%, 02/20/49		30,124,772	2,602,359

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Government National Mortgage Association Series 2020-7 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(c)(h) 1.58%, 01/20/50		$14,286,581	$1,368,154
Government National Mortgage Association Series 2021-160 (Floating, 6.19% - CME Term SOFR 1M, 6.30% Cap)(b)(c)(h) 1.83%, 09/20/51		11,135,461	1,397,907
Government National Mortgage Association Series 2021-205 (Floating, 3.20% - U.S. 30-Day Average SOFR, 3.20% Cap)(b)(c)(h) 0.00%, 11/20/51		132,786,034	1,878,019
Government National Mortgage Association Series 2021-41 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(c)(h) 1.58%, 02/20/49		19,753,027	2,042,546
Government National Mortgage Association Series 2022-190 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(c)(h) 1.63%, 08/20/49		26,002,290	2,725,589
Government National Mortgage Association Series 2023-135 (Floating, 28.17% - U.S. 30-Day Average SOFR * 4.33, 28.17% Cap)(c) 12.53%, 09/20/53		1,762,832	1,871,514
Government National Mortgage Association Series 2023-147 (Floating, 6.25% - U.S. 30-Day Average SOFR, 6.25% Cap)(b)(c)(h) 1.90%, 04/20/51		26,442,755	3,323,860
Government National Mortgage Association Series 2023-75 (Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap)(b)(c)(h) 1.73%, 04/20/48		73,914,031	8,282,141
Government National Mortgage Association Series 2024-128 (Floating, 18.29% - U.S. 30-Day Average SOFR * 2.75, 18.29% Cap)(c) 8.36%, 08/20/54		3,911,150	3,954,472
Government National Mortgage Association Series 2024-171 (Floating, 5.95% - U.S. 30-Day Average SOFR, 5.95% Cap)(b)(c)(h) 1.60%, 09/20/52		48,080,701	3,788,278
Government National Mortgage Association Series 2024-173 (Floating, 6.59% - CME Term SOFR 1M, 6.70% Cap)(b)(c)(h) 2.23%, 11/20/43		23,120,416	2,530,645
Government National Mortgage Association Series 2024-23 (Floating, 6.20% - U.S. 30-Day Average SOFR, 6.20% Cap)(b)(c)(h) 1.85%, 05/20/51		31,771,642	4,054,687
Government National Mortgage Association Series 2025-173 (Floating, 3.95% - U.S. 30-Day Average SOFR)(b)(c)(h) 0.34%, 10/20/55		466,740,019	4,162,994
TOTAL U.S. GOVERNMENT AGENCIES (Cost $122,113,647)			116,707,127
TOTAL MORTGAGE-BACKED SECURITIES (Cost $224,059,059)			216,371,674
OTHER	0.0%
Escrow HOA(b)(d)(p)		14,500,000	—
TOTAL OTHER (Cost $—)			—

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS	1.8%
U.S. Treasury Note 3.50%, 02/28/31		$35,000,000	$33,973,242
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $34,721,382)			33,973,242
MUNICIPAL BONDS	3.1%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40		36,192,668	35,482,304
Commonwealth of Puerto Rico(c) 0.00%, 11/01/43		30,857,143	22,178,571
TOTAL MUNICIPAL BONDS (Cost $54,212,874)			57,660,875

	Percentage of Net Assets	Shares	Value
WARRANTS	0.0%
Twin Hospitality Group, Inc., Expires on 01/30/30, Strike Price USD 0.00(b)(d)		160,755	—
Labl, Inc., Expires on 05/11/33, Strike Price USD 0.00(b)(d)(g)		17,265	138,120
TOTAL WARRANTS (Cost $138,120)			138,120
SHORT-TERM INVESTMENTS	2.0%
Northern Institutional Treasury Portfolio (Premier Class), 3.51%(q)		37,797,297	37,797,297
TOTAL SHORT-TERM INVESTMENTS (Cost $37,797,297)			37,797,297
TOTAL INVESTMENTS (Cost $1,948,474,970)	101.9%		1,907,839,828
NET OTHER ASSETS (LIABILITIES)	(1.9)%		(35,460,918)
NET ASSETS	100.0%		$1,872,378,910

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers. As of June 30, 2026, these securities had a total market value of $1,314,579,097 or 70% of net assets.

(b)Non-income producing security.
(c)Variable or floating rate security. The rate presented is the rate in effect at June 30, 2026, and the related index and spread are shown parenthetically for each security, when applicable.
(d)Security valued pursuant to Level 3 unobservable inputs. As of June 30, 2026, these securities had a total market value of $131,259,332 or 7% of net assets.
(e)Step coupon bond. Rate as of June 30, 2026 is disclosed.
(f)The interest rate on this certificate may increase 0.50% per annum after the first possible optional termination date.
(g)Equity tranche security.
(h)Interest only security.
(i)Perpetual bond. Maturity date represents next call date.
(j)Zero coupon bond.
(k)Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date.
(l)Position is unfunded. Contract rate was not determined at June 30, 2026 and does not take effect until drawn.
(m)Issuer has defaulted on terms of debt obligation.
(n)Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(o)FGIC insured bond in which the current value primarily relates to pending insurance payments.
(p)Represents litigation trust units received when HOA, LLC emerged from bankruptcy.
(q)7-day current yield as of June 30, 2026 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation
SOFR – Secured Overnight Financing Rate
USD – United States Dollar